Expected Long Term Rates of Return on Different Asset Classes (Detail)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Equity - Expected long-term return per annum	6.60%
Bonds - Expected long-term return per annum	4.70%